Schedule of depreciation charge (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 125,308	$ 128,244	$ 257,222	$ 218,386
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	104,559	104,302	208,860	175,287
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	270	3,941	7,882	7,882
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 20,479	$ 20,001	$ 40,480	$ 35,217